Earnings/(Loss) per Common Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share

NOTE 12: EARNINGS/(LOSS) PER COMMON SHARE

Basic earnings/(loss) per share is calculated by dividing net income attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding (excluding restricted shares) during the periods presented. Diluted income per common share is calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method. The as converted number of common shares under the Convertible Debenture are deemed participating securities. Earnings are only allocated to participating securities in a period of net income (including income from continued and discontinued operations).

Net income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net income/(loss) attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the three-month period ended June 30, 2023, 106,000 potential common shares and 0 potential shares of convertible preferred stock are included in the calculation of diluted earnings per share. For the three-month period ended June 30, 2022, 193,503 potential common shares and 0 potential shares of convertible preferred stock are included in the calculation of diluted earnings per share.

For the six-month period ended June 30, 2023, 106,000 potential common shares and 0 potential shares of convertible preferred stock are included in the calculation of diluted earnings per share. For the six-month period ended June 30, 2022, 201,845 potential common shares and 0 potential shares of convertible preferred stock are included in the calculation of diluted earnings per share.

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
Numerator:
Net income attributable to Navios Holdings common stockholders, from continuing operations	$15,480	$16,027	$29,945	$590
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(940)	(1,284)	(1,871)	(2,561)
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from continuing operations	(8,333)	(4,203)	(16,056)	489
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	$6,207	$10,540	$12,018	$(1,482)
Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	—	28,933	—	39,370
Less:
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from discontinued operations	—	(8,248)	—	(9,773)
Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	—	$20,685	$—	$29,597
Net income attributable to Navios Holdings common stockholders	$6,207	$31,225	$12,018	$28,115
Denominator:
Denominator for basic earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,744,450	22,654,825	22,744,450	22,643,215
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$0.27	$0.47	$0.53	$(0.07)
Basic earnings per share attributable to Navios Holdings common stockholders from discontinued operations	$—	$0.91	$—	$1.31
Basic earnings per share attributable to Navios Holdings common stockholders	$0.27	$1.38	$0.53	$1.24
Denominator for diluted earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,850,450	22,848,328	22,850,450	22,845,014
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$0.27	$0.46	$0.53	$(0.07)
Diluted earnings per share attributable to Navios Holdings common stockholders from discontinued operations	$—	$0.91	$—	$1.30
Diluted earnings per share attributable to Navios Holdings common stockholders	$0.27	$1.37	$0.53	$1.23
Weighted average Number of Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	30,535,679	9,033,380	30,387,225	7,476,991
Earnings per share to Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	$0.27	$1.38	$0.53	$1.24